FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866
                                   ---------

                     TEMPLETON EMERGING MARKETS INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON EMERGING MARKETS INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statement of Investments  | 1


                       This page intentionally left blank.



TEMPLETON EMERGING MARKETS INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(b)            VALUE
------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 96.5%
       ARGENTINA 9.0%
       Republic of Argentina, FRN, 3.01%, 8/03/12 ......................              $      65,845,000        $    59,005,746
                                                                                                               ---------------

       BOSNIA AND HERZEGOVINA 1.3%
       Bosnia & Herzegovina, FRN, 3.00%, 12/11/17 ......................                      8,041,599   EUR        8,313,674
                                                                                                               ---------------

       BRAZIL 16.5%
       Republic of Brazil,
         DCB, L, FRN, 3.125%, 4/15/12 ..................................                     42,688,196             41,020,794
         RG, FRN, 3.125%, 4/15/12 ......................................                      8,190,105              7,908,792
         8.00%, 4/15/14 ................................................                     58,289,435             59,458,138
                                                                                                               ---------------
                                                                                                                   108,387,724
                                                                                                               ---------------

       COLOMBIA 3.6%
       Republic of Colombia,
         10.50%, 07/09/10 ..............................................                      2,758,000              3,228,928
         10.75%, 01/15/13 ..............................................                     12,450,000             14,805,540
         11.75%, 02/25/20 ..............................................                      4,255,000              5,469,164
                                                                                                               ---------------
                                                                                                                    23,503,632
                                                                                                               ---------------

       HUNGARY 2.7%
       Government of Hungary,
         8.50%, 10/12/05 ...............................................                  2,983,400,000   HUF       14,472,001
         7.00%, 4/12/06 ................................................                    120,000,000   HUF          578,446
         6.25%, 6/12/08 ................................................                    500,000,000   HUF        2,351,706
                                                                                                               ---------------
                                                                                                                    17,402,153
                                                                                                               ---------------

       INDONESIA 10.8%
       Government of Indonesia,
         11.00%, 10/15/14 ..............................................                 56,602,000,000   IDR        5,878,452
         10.75%, 5/15/16 ...............................................                  6,000,000,000   IDR          610,660
         10.00%, 7/15/17 ...............................................                 18,800,000,000   IDR        1,804,349
       Indonesia Recapital Bonds,
         13.15%, 3/15/10 ...............................................                 81,420,000,000   IDR        9,361,720
         14.25%, 6/15/13 ...............................................                208,402,000,000   IDR       25,519,283
         14.275%, 12/15/13 .............................................                154,470,000,000   IDR       19,008,507
(a),(c)P T Indah Kiat Finance Mauritius Ltd., 10.00%, 7/01/07                                16,375,000              6,439,305
(a),(c)PT Inti Indorayon Utama TBK, 9.125%, 10/15/49                                          6,830,000                 68,300
(a),(c)Tjiwi Kimia International Finance 13.25%, Co. BV,
         senior note, 8/01/01 ..........................................                      8,000,000              2,486,800
                                                                                                               ---------------
                                                                                                                    71,177,376
                                                                                                               ---------------

       MALAYSIA 0.3%
       Government of Malaysia,
         4.305%, 2/27/09 ...............................................                      4,450,000   MYR        1,208,784
         4.032%, 9/15/09 ...............................................                      1,850,000   MYR          497,804
                                                                                                               ---------------
                                                                                                                     1,706,588
                                                                                                               ---------------
       MEXICO 2.5%
       United Mexican States,
         5.375%, 6/10/13 ...............................................                      5,500,000   EUR        7,336,402
         144A, 7.50%, 3/08/10 ..........................................                      3,810,000   EUR        5,491,022
         Reg S, 7.50%, 3/08/10 .........................................                      2,600,000   EUR        3,747,154
                                                                                                               ---------------
                                                                                                                    16,574,578
                                                                                                               ---------------


                                         Quarterly Statement of Investments  | 3


TEMPLETON EMERGING MARKETS INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(b)            VALUE
------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       PANAMA 0.9%
       Republic of Panama, 10.75%, 5/15/20 .............................              $       4,600,000         $    6,158,250
                                                                                                               ---------------

       PERU 3.3%
       Republic of Peru,
         9.875%, 2/06/15 ...............................................                      7,640,000              9,378,100
         FRN, 4.50%, 3/07/17 ...........................................                     13,167,000             12,492,191
                                                                                                               ---------------
                                                                                                                    21,870,291
                                                                                                               ---------------

       PHILIPPINES 5.0%
       Republic of Philippines,
         8.375%, 2/15/11 ...............................................                      6,500,000              6,768,125
         9.00%, 2/15/13 ................................................                     17,210,000             18,199,575
         8.875%, 3/17/15 ...............................................                      2,100,000              2,211,510
         Reg S, 8.75%, 10/07/16 ........................................                      5,450,000              5,552,188
                                                                                                               ---------------
                                                                                                                    32,731,398
                                                                                                               ---------------

       POLAND 4.5%
       Republic of Poland,
         8.50%, 11/12/06 ...............................................                     20,000,000   PLN        6,170,464
         8.50%, 5/12/07 ................................................                     37,300,000   PLN       11,706,800
         6.00%, 5/24/09 ................................................                     23,000,000   PLN        6,994,555
         6.25%, 10/24/15 ...............................................                     15,380,000   PLN        4,945,030
                                                                                                               ---------------
                                                                                                                    29,816,849
                                                                                                               ---------------

       RUSSIA 9.5%
       Aries Vermogen, Reg S, 9.60%, 10/25/14 ..........................                     24,000,000             30,830,400
       Russian Federation,
         Reg S, 11.00%, 07/24/18 .......................................                     13,425,000             19,792,827
         Reg S, 12.75%, 6/24/28 ........................................                      6,566,000             11,666,961
                                                                                                               ---------------
                                                                                                                    62,290,188
                                                                                                               ---------------

       SLOVAK REPUBLIC 0.5%
       Republic of Slovakia, 4.90%, 2/11/14 ............................                     91,000,000   SKK        3,186,364
                                                                                                               ---------------

       SOUTH AFRICA 2.2%
       Republic of South Africa, 5.25%, 5/16/13 ........................                     10,490,000   EUR       14,109,361
                                                                                                               ---------------

       SOUTH KOREA 4.8%
       Korea Treasury Bond,
         6.90%, 1/16/07 ................................................                 10,000,000,000   KRW       10,429,945
         4.75%, 3/12/08 ................................................                 20,465,000,000   KRW       20,899,040
                                                                                                               ---------------
                                                                                                                    31,328,985
                                                                                                               ---------------

       THAILAND 4.0%
       Thailand Government Bond,
         8.50%, 10/14/05 ...............................................                    670,000,000   THB       16,844,077
         8.00%, 12/08/06 ...............................................                     54,500,000   THB        1,441,129
         4.125%, 2/12/08 ...............................................                     98,000,000   THB        2,464,833
         8.50%, 12/08/08 ...............................................                     11,000,000   THB          316,925
         4.80%, 4/09/10 ................................................                    212,000,000   THB        5,492,621
                                                                                                               ---------------
                                                                                                                    26,559,585
                                                                                                               ---------------


4 |  Quarterly Statement of Investments


TEMPLETON EMERGING MARKETS INCOME FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT(b)            VALUE
------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       UKRAINE 4.7%
       Republic of Ukraine,
         144A, FRN, 5.33%, 8/05/09 .....................................              $      11,100,000        $    11,910,854
         144A, 7.65%, 6/11/13 ..........................................                     16,948,000             18,473,320
         FRN, 5.36%, 8/05/09 ...........................................                        560,000                600,712
                                                                                                               ---------------
                                                                                                                    30,984,886
                                                                                                               ---------------

       VENEZUELA 9.7%
       Republic of Venezuela,
         10.75%, 9/19/13 ...............................................                      6,175,000              7,012,515
         9.25%, 9/15/27 ................................................                     55,809,000             55,683,430
         FRN, 3.09%, 4/20/11 ...........................................                        720,000                645,156
                                                                                                               ---------------
                                                                                                                    63,341,101
                                                                                                               ---------------

       VIETNAM 0.7%
       Socialist Republic of Vietnam, FRN, 4.0625%, 3/12/16 ............                      5,061,913              4,821,123
                                                                                                               ---------------
       TOTAL LONG TERM INVESTMENTS (COST $597,193,525) .................                                           633,269,852
                                                                                                               ---------------

                                                                                    --------------------------
                                                                                    SHARES/PRINCIPAL AMOUNT(b)
                                                                                    --------------------------
       SHORT TERM INVESTMENTS 2.2%
       THAILAND 0.2%
       Bank of Thailand, 5/18/06 .......................................     Thailand        55,000,000   THB        1,319,593
                                                                                                               ---------------

       UNITED STATES 2.0%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...   United States     12,951,889             12,951,889
                                                                                                               ---------------

       TOTAL SHORT TERM INVESTMENTS (COST $14,290,204)..................                                            14,271,482
                                                                                                               ---------------
       TOTAL INVESTMENTS (COST $611,483,729) 98.7% .....................                                           647,541,334
       OTHER ASSETS, LESS LIABILITIES 1.3% .............................                                             8,722,648
                                                                                                               ---------------
       NET ASSETS 100.0% ...............................................                                       $   656,263,982
                                                                                                               ===============

CURRENCY ABBREVIATIONS:

EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - Korean Won
MYR - Malaysian Ringett
PLN - Polish Zloty
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Notes

(a)    Non-income producing.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)    Defaulted security.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                            Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5


TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments                                              $ 618,003,422
                                                                 =============
Unrealized appreciation                                          $  57,680,387
Unrealized depreciation                                            (28,142,475)
                                                                 -------------
Net unrealized appreciation (depreciation)                       $  29,537,912
                                                                 =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 |  Quarterly Statement of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005